New accounting pronouncements	12 Months Ended
Dec. 31, 2019
New accounting pronouncements
New accounting pronouncements

4      New accounting pronouncements

a) New standards, interpretations and amendments adopted by the Group

The Group applied IFRS 16 and IFRIC Interpretation 23 as of January 1, 2019.

IFRS 16 Leases

IFRS 16 supersedes IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. The standard sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to recognize most leases on the balance sheet.

The Group adopted IFRS 16 using the modified retrospective method of adoption with the date of initial application of 1 January 2019. Under this method, the standard is applied retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application. The Group elected to use the transition practical expedient allowing the standard to be applied only to contracts that were previously identified as leases applying IAS 17 and IFRIC 4 at the date of initial application. The Group also elected to use the recognition exemptions for lease contracts that, at the commencement date, have a lease term of 12 months or less and do not contain a purchase option (‘short-term leases’), and lease contracts for which the underlying asset is of low value (‘low-value assets’).

The effect of adoption IFRS 16 as at January 1, 2019 (increase/(decrease)) is as follows:

As of
In thousands of EUR	January 1, 2019
Assets
Right-of-use assets	10,546
Prepayments	(1,399)
Total assets	9,147

Liabilities
Borrowings	9,147
Total liabilities	9,147

Nature of the effect of adoption of IFRS 16

The Group has lease contracts for various items of property, vehicles and other equipment.

Upon adoption of IFRS 16, the Group applied a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The standard provides specific transition requirements and practical expedients, which have been applied by the Group.

•	Leases previously classified as finance leases:

At the transition date the Group didn’t have any financial leases.

•	Leases previously accounted for as operating leases:

The Group recognized right-of-use assets and lease liabilities for those leases previously classified as operating leases, except for short-term leases and leases of low-value assets.

The Group also applied the available practical expedients as follows:

•	Applied a single discount rate to the assets with similar characteristics.
•	Did not recognize leases for which the term ends within 12 months of the date of initial application – this means the Group did not apply this approach for the contracts which end during 2019.
•	Excluded initial direct costs from the measurement of right-of-use assets at the date of initial application.

Based on the above, as at January 1, 2019, the Group recognized:

•	Right-of-use assets of EUR 10,546 thousands presented within Property and Equipment in the statement of financial position. This relates to the lease assets recognized previously as operating leases.
•	Lease liabilities of EUR 9,147 thousands (included in Borrowings).
•	Prepayments of EUR 1,399 thousands related to previous operating leases.

Operating lease commitments recognized as lease liability in the consolidated statement of financial position

Set out below, is the reconciliation of the operating lease commitments to lease liabilities upon adoption:

As of
In thousands of EUR	December 31, 2018

Operating lease commitments as at December 31, 2018	9,230
Short-term leases recognized on a straight-line basis as an expense during 2019	(731)
Exercise of renewal option	3,013
Other	478
Total	11,990

Discounted using incremental borrowing rate at the date of the initial application	(2,843)
Lease liabilities recognized as at January 1, 2019	9,147

Amounts recognized in the consolidated statement of financial position and consolidated statement of operations and comprehensive income (loss)

Set out below, are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the period:

In thousands of EUR	Right of use assets	Lease Liabilities

As at January 1, 2019	10,546	9,147
Additions	4,230	4,180
Depreciation	(4,518)	—
Interest expense	—	1,293
Lease modifications	(580)	(598)
Payments	—	(4,945)
Effect of translation	93	106
As at December 31, 2019	9,771	9,183

The Group recognized rent expense from short-term leases of EUR 1,682 thousands and expenses from leases whose term ends within 12 months of the date of initial application of EUR 135 thousands in the year ended December 31, 2019.

IFRIC 23 Uncertainty over Income Tax Treatment

The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 Income Taxes. It does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments. The Interpretation specifically addresses the following:

•	Whether an entity considers uncertain tax treatments separately
•	The assumptions an entity makes about the examination of tax treatments by taxation authorities
•	How an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates
•	How an entity considers changes in facts and circumstances

An entity has to determine whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments. The approach that better predicts the resolution of the uncertainty needs to be followed. The Group applies significant judgement in identifying uncertainties over income tax treatments.

Since the Group operates in a complex multinational environment, it assessed whether the Interpretation had an impact on its consolidated financial statements. At December 31, 2019, the assessment by Jumia of uncertainty on its income tax positions accounted for EUR 9,656 thousand (YE 2018: EUR 10,734 thousand).

Income tax payables as of December 31, 2019 comprise the following:

As of
December 31, 2019
Income Tax Payables
Income Tax Payables	400
Provision for Income Tax	9,656
Total	10,056

The Group adopted IFRIC 23 using the retrospective method with the date of initial application of 1 January 2018. The comparative financial statements were adjusted accordingly.

The effect of IFRIC 23 adoption as at January 1, 2018 is as follows:

As of
In thousands of EUR	January 1, 2018
Income Tax Provisions
Income Tax Provisions	10,716
Reclassification	(10,716)
Total	—

Income Tax Payables
Income Tax Payables	117
Reclassification	10,716
Total	10,833

Set out below, are the carrying amounts of the Group’s Income Tax payables and the movements during the period:

In thousands of EUR	Income Tax Provisions

As at January 1, 2018	10,833
Additions	49
Reclassification
Effect of translation	—
As at December 31, 2018	10,882

b) Standards issued but not yet effective

The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective. The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below.

IFRS 17 – Insurance contracts

In May 2017, the IASB issued IFRS 17 Insurance Contracts (IFRS 17), a comprehensive new accounting standard for insurance contracts covering recognition and measurement, presentation and disclosure. Once effective, IFRS 17 will replace IFRS 4 Insurance Contracts (IFRS 4) that was issued in 2005. IFRS 17 applies to all types of insurance contracts (i.e., life, non-life, direct insurance and re-insurance), regardless of the type of entities that issue them, as well as to certain guarantees and financial instruments with discretionary participation features. A few scope exceptions will apply. The overall objective of IFRS 17 is to provide an accounting model for insurance contracts that is more useful and consistent for insurers. In contrast to the requirements in IFRS 4, which are largely based on grandfathering previous local accounting policies, IFRS 17 provides a comprehensive model for insurance contracts, covering all relevant accounting aspects. The core of IFRS 17 is the general model, supplemented by:

•	A specific adaptation for contracts with direct participation features (the variable fee approach)
•	A simplified approach (the premium allocation approach) mainly for short-duration contracts IFRS 17 is effective for reporting periods beginning on or after 1 January 2021, with comparative figures required. Early application is permitted, provided the entity also applies IFRS 9 and IFRS 15 on or before the date it first applies IFRS 17.

Amendments to IFRS 3: Definition of a business

In October 2018, the IASB issued amendments to the definition of a business in IFRS 3 Business Combinations to help entities determine whether an acquired set of activities and assets is a business or not. They clarify the minimum requirements for a business, remove the assessment of whether market participants are capable of replacing any missing elements, add guidance to help entities assess whether an acquired process is substantive, narrow the definitions of a business and of outputs, and introduce an optional fair value concentration test. New illustrative examples were provided along with the amendments.

Amendments to IAS 1 and IAS 8: Definition of Material.

In October 2018, the IASB issued amendments to IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors to align the definition of ‘material’ across the standards and to clarify certain aspects of the definition. The new definition states that, ’Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general-purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.’

The group does not expect a material impact upon adoption of any of these standards and is not planning early adoption.